                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                    Investment Company Act File No. 811-8921
                ------------------------------------------------

                     CREDIT SUISSE SELECT EQUITY FUND, INC.
            --------------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

               466 Lexington Avenue, New York, New York 10017-3140
         --------------------------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

                                Hal Liebes, Esq.
                     Credit Suisse Select Equity Fund, Inc.
                              466 Lexington Avenue
                          New York, New York 10017-3140


Registrant's telephone number, including area code:(212) 875-3500

Date of fiscal year end: August 31, 2003

Date of reporting period: September 1, 2002 to August 31, 2003

ITEM 1. REPORTS TO STOCKHOLDERS.

[CREDIT SUISSE ASSET MANAGEMENT LOGO]


CREDIT SUISSE FUNDS

ANNUAL REPORT

AUGUST 31, 2003


- CREDIT SUISSE
  SELECT EQUITY FUND


MORE COMPLETE INFORMATION ABOUT THE FUND, INCLUDING CHARGES AND EXPENSES, IS PROVIDED IN THE PROSPECTUS, WHICH MUST PRECEDE OR ACCOMPANY THIS DOCUMENT AND WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING. YOU MAY OBTAIN ADDITIONAL COPIES BY CALLING 800-927-2874 OR BY WRITING TO CREDIT SUISSE FUNDS, P.O.
BOX 55030, BOSTON, MA 02205-5030.

CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR, IS LOCATED AT 466 LEXINGTON AVE., NEW YORK, NY 10017-3140. CREDIT SUISSE FUNDS ARE ADVISED BY CREDIT SUISSE ASSET MANAGEMENT, LLC.

THE FUND'S INVESTMENT ADVISER AND CO-ADMINISTRATORS MAY WAIVE SOME FEES AND/OR REIMBURSE SOME EXPENSES, WITHOUT WHICH PERFORMANCE WOULD BE LOWER. WAIVERS AND/OR REIMBURSEMENTS ARE SUBJECT TO CHANGE.

RETURNS INCLUDE CHANGE IN SHARE PRICE AND REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. PAST PERFORMANCE CANNOT GUARANTEE FUTURE RESULTS. RETURNS AND SHARE PRICE WILL FLUCTUATE, AND REDEMPTION VALUE MAY BE MORE OR LESS THAN ORIGINAL COST.

THE VIEWS OF THE FUND'S MANAGEMENT ARE AS OF THE DATE OF THE LETTER AND THE FUND HOLDINGS DESCRIBED IN THIS DOCUMENT ARE AS OF AUGUST 31, 2003; THESE VIEWS AND FUND HOLDINGS MAY HAVE CHANGED SUBSEQUENT TO THESE DATES. NOTHING IN THIS DOCUMENT IS A RECOMMENDATION TO PURCHASE OR SELL SECURITIES.

FUND SHARES ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF CREDIT SUISSE ASSET MANAGEMENT, LLC ("CSAM") OR ANY AFFILIATE, ARE NOT FDIC-INSURED AND ARE NOT GUARANTEED BY CSAM OR ANY AFFILIATE.

CREDIT SUISSE SELECT EQUITY FUND
ANNUAL INVESTMENT ADVISER'S REPORT
August 31, 2003

                                                              September 19, 2003

Dear Shareholder:

   For the 12 months ended August 31, 2003, the Common Class Shares of Credit Suisse Select Equity Fund(1) (the "Fund") had a gain of 7.26%, versus an increase of 12.07% for the S&P 500 Index.(2) The Fund's Class A, Class B and Class C Shares(3) (without the maximum sales charge of 5.75%, 4.00% and 1.00%, respectively) had gains of 7.28%, 6.42% and 6.44%, respectively for the period.

   The period was ultimately a positive one for the U.S. stock market, though equities struggled early on. The market reached its low point for the period in early October 2002, hurt by a great deal of uncertainty regarding a possible conflict with Iraq and a related decline in consumer sentiment. Stocks began to recover, however, rallying over the second half of the period. When the war came to a swift and seemingly successful end in April 2003, a major cloud of uncertainty lifted and investors embraced risk. Optimism over a potential recovery in the U.S. economy -- and by extension, the global economy -- also supported equities. Grounds for this optimism included historically low interest rates, a significant tax-reduction package, and an upturn in leading economic indicators.

   Against this backdrop, the Fund had a gain but lagged its benchmark. This underperformance was largely attributable to the March-through-June span -- the Fund was roughly even with its benchmark at the period's midway point -- when the rally was dominated by lower-quality companies (e.g., companies with debt-heavy balance sheets and/or limited near-term earnings prospects), especially in the technology and telecom sectors. Investors scooped up these long-struggling companies, as risk concerns quickly dissipated, on hopes for turnarounds should the economy improve. However, we avoided these types of companies based on our ongoing focus on current profitability and the financial ability for a company to invest for future growth.

   As of the end of the period, our noteworthy sector allocations (which stem from our bottom-up, fundamental stock research) included overweightings in the industrials, basic materials and healthcare areas. We were underweighted in the financial-services, technology, consumer discretionary, telecommunications and utilities sectors. We were roughly neutrally weighted in consumer staples and energy.

   Moving ahead, we will remain focused on companies that appear to be generating positive and/or improving economic profit. In the current environment, we believe that companies with clear, stable profits and improving revenue growth could outperform. Finally, we believe that stock selection, as opposed to sector allocation, will be the main driver of relative investment results over the next year.

D. Susan Everly                                             Sheryl M. Hempel
Co-Portfolio Manager                                        Co-Portfolio Manager

Margaret D. Miller                                          Sarah J. Dyer
Co-Portfolio Manager                                        Co-Portfolio Manager

Credit Suisse Asset Management, LLC

   THE FUND IS PERMITTED TO INVEST A GREATER PROPORTION OF ITS ASSETS IN THE SECURITIES OF A SMALLER NUMBER OF ISSUERS. AS A RESULT, THE FUND MAY BE SUBJECT TO GREATER VOLATILITY WITH RESPECT TO ITS PORTFOLIO SECURITIES THAN A FUND THAT IS DIVERSIFIED.

   IN ADDITION TO HISTORICAL INFORMATION, THIS REPORT CONTAINS FORWARD-LOOKING STATEMENTS, WHICH MAY CONCERN, AMONG OTHER THINGS, DOMESTIC AND FOREIGN MARKET, INDUSTRY AND ECONOMIC TRENDS AND DEVELOPMENTS AND GOVERNMENT REGULATION AND THEIR POTENTIAL IMPACT ON THE FUND'S INVESTMENTS. THESE STATEMENTS ARE SUBJECT TO RISKS AND UNCERTAINTIES AND ACTUAL TRENDS, DEVELOPMENTS AND REGULATIONS IN THE FUTURE AND THEIR IMPACT ON THE FUND COULD BE MATERIALLY DIFFERENT FROM THOSE PROJECTED, ANTICIPATED OR IMPLIED. THE FUND HAS NO OBLIGATION TO UPDATE OR REVISE FORWARD-LOOKING STATEMENTS.

[CHART]

           COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN THE
         CREDIT SUISSE SELECT EQUITY FUND(1) COMMON CLASS SHARES AND THE
             S&P 500 INDEX(2) FROM INCEPTION (10/30/98). (UNAUDITED)

               CREDIT SUISSE SELECT EQUITY FUND(1) - COMMON CLASS   S&P 500 INDEX(2)
10/30/1998                                               $ 10,000          $ 10,000
10/31/1998                                               $ 10,000          $ 10,000
11/30/1998                                               $ 10,765          $ 10,606
12/31/1998                                               $ 11,220          $ 11,223
 1/31/1999                                               $ 11,289          $ 11,685
 2/28/1999                                               $ 11,056          $ 11,322
 3/31/1999                                               $ 11,634          $ 11,777
 4/30/1999                                               $ 12,437          $ 12,226
 5/31/1999                                               $ 11,960          $ 11,943
 6/30/1999                                               $ 12,744          $ 12,596
 7/31/1999                                               $ 12,155          $ 12,212
 8/31/1999                                               $ 12,619          $ 12,155
 9/30/1999                                               $ 12,286          $ 11,819
10/31/1999                                               $ 12,929          $ 12,570
11/30/1999                                               $ 13,844          $ 12,827
12/31/1999                                               $ 14,292          $ 13,581
 1/31/2000                                               $ 13,782          $ 12,899
 2/29/2000                                               $ 14,310          $ 12,655
 3/31/2000                                               $ 15,568          $ 13,893
 4/30/2000                                               $ 15,780          $ 13,475
 5/31/2000                                               $ 15,780          $ 13,199
 6/30/2000                                               $ 16,105          $ 13,524
 7/31/2000                                               $ 16,000          $ 13,312
 8/31/2000                                               $ 16,836          $ 14,139
 9/30/2000                                               $ 16,642          $ 13,393
10/31/2000                                               $ 16,809          $ 13,336
11/30/2000                                               $ 15,260          $ 12,285
12/31/2000                                               $ 15,076          $ 12,345
 1/31/2001                                               $ 15,720          $ 12,783
 2/28/2001                                               $ 14,148          $ 11,617
 3/31/2001                                               $ 12,841          $ 10,881
 4/30/2001                                               $ 13,817          $ 11,727
 5/31/2001                                               $ 14,148          $ 11,805
 6/30/2001                                               $ 13,893          $ 11,518
 7/31/2001                                               $ 13,438          $ 11,405
 8/31/2001                                               $ 12,680          $ 10,691
 9/30/2001                                               $ 11,506          $  9,827
10/31/2001                                               $ 11,696          $ 10,015
11/30/2001                                               $ 12,832          $ 10,783
12/31/2001                                               $ 12,766          $ 10,878
 1/31/2002                                               $ 12,529          $ 10,719
 2/28/2002                                               $ 12,140          $ 10,512
 3/31/2002                                               $ 12,539          $ 10,908
 4/30/2002                                               $ 11,855          $ 10,246
 5/31/2002                                               $ 12,017          $ 10,171
 6/30/2002                                               $ 11,067          $  9,446
 7/31/2002                                               $ 10,128          $  8,710
 8/31/2002                                               $ 10,118          $  8,767
 9/30/2002                                               $  9,008          $  7,814
10/31/2002                                               $  9,757          $  8,502
11/30/2002                                               $ 10,374          $  9,002
12/31/2002                                               $  9,721          $  8,474
 1/31/2003                                               $  9,436          $  8,252
 2/28/2003                                               $  9,341          $  8,128
 3/31/2003                                               $  9,465          $  8,207
 4/30/2003                                               $ 10,007          $  8,883
 5/31/2003                                               $ 10,396          $  9,351
 6/30/2003                                               $ 10,501          $  9,471
 7/31/2003                                               $ 10,757          $  9,637
 8/31/2003                                               $ 10,852          $  9,825

[CHART]

           COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN THE
    CREDIT SUISSE SELECT EQUITY FUND(1) CLASS A SHARES(3), CLASS B SHARES(3),
      CLASS C SHARES(3) AND THE S&P 500 INDEX(2) FROM INCEPTION (07/31/01).
                                   (UNAUDITED)

               CREDIT SUISSE SELECT EQUITY      CREDIT SUISSE SELECT EQUITY    CREDIT SUISSE SELECT EQUITY       S&P 500 INDEX(2)
               FUND(1) - CLASS A(3)             FUND(1) - CLASS B(3)           FUND(1) - CLASS C(3)
 7/31/2001                        $ 10,000                         $ 10,000                       $ 10,000               $ 10,000
 8/31/2001                        $  8,891                         $  9,429                       $  9,436               $  9,374
 9/30/2001                        $  8,068                         $  8,555                       $  8,548               $  8,617
10/31/2001                        $  8,207                         $  8,696                       $  8,682               $  8,781
11/30/2001                        $  9,011                         $  9,535                       $  9,521               $  9,455
12/31/2001                        $  8,958                         $  9,477                       $  9,463               $  9,538
 1/31/2002                        $  8,792                         $  9,293                       $  9,279               $  9,399
 2/28/2002                        $  8,519                         $  8,997                       $  8,990               $  9,217
 3/31/2002                        $  8,798                         $  9,293                       $  9,279               $  9,564
 4/30/2002                        $  8,319                         $  8,778                       $  8,764               $  8,984
 5/31/2002                        $  8,432                         $  8,884                       $  8,877               $  8,918
 6/30/2002                        $  7,767                         $  8,178                       $  8,178               $  8,283
 7/31/2002                        $  7,108                         $  7,480                       $  7,473               $  7,637
 8/31/2002                        $  7,101                         $  7,473                       $  7,452               $  7,687
 9/30/2002                        $  6,323                         $  6,647                       $  6,626               $  6,852
10/31/2002                        $  6,855                         $  7,205                       $  7,183               $  7,455
11/30/2002                        $  7,288                         $  7,649                       $  7,628               $  7,894
12/31/2002                        $  6,826                         $  7,162                       $  7,141               $  7,430
 1/31/2003                        $  6,626                         $  6,951                       $  6,929               $  7,235
 2/28/2003                        $  6,559                         $  6,873                       $  6,859               $  7,127
 3/31/2003                        $  6,646                         $  6,965                       $  6,943               $  7,196
 4/30/2003                        $  7,026                         $  7,353                       $  7,339               $  7,789
 5/31/2003                        $  7,305                         $  7,642                       $  7,621               $  8,199
 6/30/2003                        $  7,372                         $  7,713                       $  7,684               $  8,304
 7/31/2003                        $  7,552                         $  7,889                       $  7,868               $  8,450
 8/31/2003                        $  7,618                         $  7,794                       $  7,931               $  8,615

Past performance is not predictive of future performance. Investment return and principal value of an investment will fluctuate so that an investor's shares upon redemption may be worth more or less than their original cost. The performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

                 AVERAGE ANNUAL RETURNS AS OF AUGUST 31, 2003(1)

                                                                  SINCE
                                        1 YEAR       3 YEAR     INCEPTION
                                        ------       ------     ---------
Common Class                             7.26%      (13.62%)       1.70%
Class A Without Sales Charge             7.28%          --        (9.68%)
Class A With Maximum Sales Charge        1.12%          --       (12.22%)
Class B Without CDSC                     6.42%          --       (10.39%)
Class B With CDSC                        2.42%          --       (11.25%)
Class C Without CDSC                     6.44%          --       (10.51%)
Class C With CDSC                        5.44%          --       (10.51%)

               AVERAGE ANNUAL RETURNS AS OF SEPTEMBER 30, 2003(1)

                                                                  SINCE
                                        1 YEAR       3 YEAR     INCEPTION
                                        ------       ------     ---------
Common Class                             17.74%     (13.95%)       1.20%
Class A Without Sales Charge             17.86%         --       (10.25%)
Class A With Maximum Sales Charge        11.08%         --       (12.68%)
Class B Without CDSC                     16.99%         --       (10.95%)
Class B With CDSC                        12.99%         --       (11.77%)
Class C Without CDSC                     17.04%         --       (11.06%)
Class C With CDSC                        16.04%         --       (11.06%)

----------
(1) Fee waivers and/or expense reimbursements reduced expenses for the Fund, without which performance would be lower. Waivers and/or reimbursements may be discontinued at any time.
(2) The Standard & Poor's 500 Index is an unmanaged index (with no defined investment objective) of common stocks. It includes reinvestment of dividends, and is a registered trademark of McGraw-Hill Co., Inc. Investors cannot invest directly in an index.
(3) Total return for Class A shares for the reporting period, based on offering price (with maximum sales charge of 5.75%) was 1.12%. Total return for Class B shares for the reporting period, based on redemption value (including contingent deferred sales charge of 4%), was 2.42%. Total return for Class C shares for the reporting period, based on redemption value (including contingent deferred sales charge of 1%), was 5.44%.

SCHEDULE OF INVESTMENTS
August 31, 2003

                                                                                NUMBER OF
                                                                                 SHARES          VALUE
                                                                              ------------   ------------
COMMON STOCKS (94.7%)
AEROSPACE & DEFENSE (4.6%)
    Lockheed Martin Corp.                                                            5,400   $    276,642
    United Technologies Corp.                                                        1,700        136,425
                                                                                             ------------
                                                                                                  413,067
                                                                                             ------------
BANKS (6.7%)
    Bank of America Corp.                                                            3,300        261,525
    Wachovia Corp.                                                                   6,000        252,900
    Wells Fargo & Co.                                                                1,773         88,898
                                                                                             ------------
                                                                                                  603,323
                                                                                             ------------
BEVERAGES (3.0%)
    Anheuser-Busch Companies, Inc.                                                   3,300        170,082
    Coca-Cola Co.                                                                    2,348        102,185
                                                                                             ------------
                                                                                                  272,267
                                                                                             ------------
BIOTECHNOLOGY (2.6%)
    Amgen, Inc.*                                                                     3,500        230,650
                                                                                             ------------
CHEMICALS (3.8%)
    E. I. du Pont de Nemours & Co.                                                   5,400        241,596
    PPG Industries, Inc.                                                             1,800         98,838
                                                                                             ------------
                                                                                                  340,434
                                                                                             ------------
COMMERCIAL SERVICES & SUPPLIES (5.0%)
    Cendant Corp.*                                                                  13,600        244,528
    Cintas Corp.                                                                     2,200         87,846
    Monster Worldwide, Inc.                                                          4,100        112,012
                                                                                             ------------
                                                                                                  444,386
                                                                                             ------------
COMMUNICATIONS EQUIPMENT (0.8%)
    Cisco Systems, Inc.*                                                             3,800         72,770
                                                                                             ------------
COMPUTERS & PERIPHERALS (2.6%)
    Hewlett-Packard Co.                                                              5,200        103,584
    Seagate Technology                                                               5,700        131,157
                                                                                             ------------
                                                                                                  234,741
                                                                                             ------------
DIVERSIFIED FINANCIALS (6.0%)
    Citigroup, Inc.                                                                  5,071        219,828
    SPDR Trust Series 1                                                              1,400        142,016
    State Street Corp.                                                               4,000        175,800
                                                                                             ------------
                                                                                                  537,644
                                                                                             ------------
ELECTRICAL EQUIPMENT (0.9%)
    Emerson Electric Co.                                                             1,432         79,848
                                                                                             ------------
ENERGY EQUIPMENT & SERVICES (1.6%)
    Transocean, Inc.*                                                                7,000        147,840
                                                                                             ------------
FOOD & DRUG RETAILING (0.9%)
    Safeway, Inc.*                                                                   3,400         82,994
                                                                                             ------------

                 See Accompanying Notes to Financial Statements.

                                                                                NUMBER OF
                                                                                 SHARES          VALUE
                                                                              ------------   ------------
COMMON STOCKS (CONTINUED)
HEALTHCARE EQUIPMENT & SUPPLIES (6.4%)
    Biomet, Inc.                                                                     7,900   $    234,867
    Medtronic, Inc.                                                                  6,900        342,102
                                                                                             ------------
                                                                                                  576,969
                                                                                             ------------
HEALTHCARE PROVIDERS & SERVICES (1.9%)
    UnitedHealth Group, Inc.                                                         3,400        168,062
                                                                                             ------------
HOUSEHOLD DURABLES (1.7%)
    Newell Rubbermaid, Inc.                                                          6,300        149,625
                                                                                             ------------
HOUSEHOLD PRODUCTS (1.9%)
    Clorox Co.                                                                       4,000        171,400
                                                                                             ------------
INSURANCE (6.1%)
    Chubb Corp.                                                                      2,800        190,232
    Hartford Financial Services Group, Inc.                                          3,400        180,948
    Prudential Financial, Inc.                                                       4,800        174,768
                                                                                             ------------
                                                                                                  545,948
                                                                                             ------------
MACHINERY (3.1%)
    Illinois Tool Works, Inc.                                                        3,900        281,931
                                                                                             ------------
MEDIA (8.1%)
    Clear Channel Communications, Inc.                                               5,400        243,648
    General Motors Corp. Class H*                                                   20,300        303,282
    Viacom, Inc. Class B                                                             4,000        180,000
                                                                                             ------------
                                                                                                  726,930
                                                                                             ------------
MULTILINE RETAIL (2.1%)
    Wal-Mart Stores, Inc.                                                            3,141        185,853
                                                                                             ------------
OIL & GAS (4.2%)
    Devon Energy Corp.                                                               3,900        201,825
    Exxon Mobil Corp.                                                                4,700        177,190
                                                                                             ------------
                                                                                                  379,015
                                                                                             ------------
PAPER & FOREST PRODUCTS (1.3%)
    International Paper Co.                                                          2,900        117,595
                                                                                             ------------
PERSONAL PRODUCTS (1.3%)
    Estee Lauder Companies, Inc. Class A                                             3,500        120,715
                                                                                             ------------
PHARMACEUTICALS (7.1%)
    Abbott Laboratories                                                              6,700        270,010
    Eli Lilly & Co.                                                                  2,500        166,325
    Pfizer, Inc.                                                                     6,600        197,472
                                                                                             ------------
                                                                                                  633,807
                                                                                             ------------
SEMICONDUCTOR EQUIPMENT & PRODUCTS (3.3%)
    Intel Corp.                                                                      7,800        223,236
    Texas Instruments, Inc.                                                          3,200         76,320
                                                                                             ------------
                                                                                                  299,556
                                                                                             ------------

                 See Accompanying Notes to Financial Statements.

                                                                                NUMBER OF
                                                                                 SHARES          VALUE
                                                                              ------------   ------------
COMMON STOCKS (CONTINUED)
SOFTWARE (6.8%)
    Adobe Systems, Inc.                                                              1,600   $     62,128
    Microsoft Corp.                                                                 16,000        424,320
    VERITAS Software Corp.*                                                          3,500        120,680
                                                                                             ------------
                                                                                                  607,128
                                                                                             ------------
TOBACCO (0.9%)
    Altria Group, Inc.                                                               2,000         82,440
                                                                                             ------------

TOTAL COMMON STOCKS (Cost $7,542,052)                                                           8,506,938
                                                                                             ------------

                                                                                  PAR
                                                                                 (000)
                                                                                 -----
SHORT-TERM INVESTMENT (2.5%)
    State Street Bank and Trust Co. Euro Time Deposit, 0.750%, 9/02/03
    (Cost $225,000)                                                           $        225        225,000
                                                                                             ------------

TOTAL INVESTMENTS AT VALUE (97.2%) (Cost $7,767,052)                                            8,731,938

OTHER ASSETS IN EXCESS OF LIABILITIES (2.8%)                                                      248,686
                                                                                             ------------

NET ASSETS (100.0%)                                                                          $  8,980,624
                                                                                             ============

----------
 * Non-income producing security.

                 See Accompanying Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES
August 31, 2003

ASSETS
    Investments at value (Cost $7,767,052) (Note 1)                   $  8,731,938
    Cash                                                                       758
    Receivable for fund shares sold                                        123,539
    Receivable for investments sold                                        105,819
    Dividend and interest receivable                                        20,020
    Receivable from investment adviser (Note 2)                              4,213
    Prepaid expenses                                                        39,789
                                                                      ------------
      Total Assets                                                       9,026,076
                                                                      ------------
LIABILITIES
    Administrative services fee payable (Note 2)                             1,583
    Distribution fee payable (Note 2)                                        2,869
    Other accrued expenses payable                                          41,000
                                                                      ------------
      Total Liabilities                                                     45,452
                                                                      ------------
NET ASSETS
    Capital stock, $0.001 par value (Note 5)                                   788
    Paid-in capital (Note 5)                                            17,473,679
    Undistributed net investment income                                      3,324
    Accumulated net realized loss on investments                        (9,462,053)
    Net unrealized appreciation from investments                           964,886
                                                                      ------------
      Net Assets                                                      $  8,980,624
                                                                      ============
COMMON SHARES
    Net assets                                                        $  5,652,691
    Shares outstanding                                                     495,182
                                                                      ------------
    Net asset value, offering price, and redemption price per share   $      11.42
                                                                      ============
A SHARES
    Net assets                                                        $  1,778,032
    Shares outstanding                                                     155,439
                                                                      ------------
    Net asset value and redemption price per share                    $      11.44
                                                                      ============
    Maximum offering price per share (net asset value/(1-5.75%))      $      12.14
                                                                      ============
B SHARES
    Net assets                                                        $  1,108,567
    Shares outstanding                                                      98,358
                                                                      ------------
    Net asset value and offering price per share                      $      11.27
                                                                      ============
C SHARES
    Net assets                                                        $    441,334
    Shares outstanding                                                      39,262
                                                                      ------------
    Net asset value and offering price per share                      $      11.24
                                                                      ============

                 See Accompanying Notes to Financial Statements.

STATEMENT OF OPERATIONS
For the Year Ended August 31, 2003

INVESTMENT INCOME (Note 1)
    Dividends                                                               $    117,016
    Interest                                                                       3,935
                                                                            ------------
      Total investment income                                                    120,951
                                                                            ------------
EXPENSES
    Investment advisory fees (Note 2)                                             66,733
    Administrative services fees (Note 2)                                         13,088
    Distribution fees (Note 2)                                                    29,181
    Registration fees                                                             61,490
    Legal fees                                                                    49,972
    Transfer agent fees (Note 2)                                                  43,688
    Printing fees (Note 2)                                                        34,952
    Custodian fees                                                                29,901
    Audit fees                                                                    17,751
    Directors' fees                                                               11,511
    Insurance expense                                                              7,422
    Interest expense                                                               1,405
    Miscellaneous expense                                                          6,527
                                                                            ------------
    Total expenses                                                               373,621
    Less: fees waived and expenses reimbursed (Note 2)                          (256,000)
                                                                            ------------
      Net expenses                                                               117,621
                                                                            ------------
        Net investment income                                                      3,330
                                                                            ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS
    Net realized loss from investments                                        (1,593,661)
    Net change in unrealized appreciation (depreciation) from investments      1,995,917
                                                                            ------------
    Net realized and unrealized gain from investments                            402,256
                                                                            ------------
    Net increase in net assets resulting from operations                    $    405,586
                                                                            ============

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE SELECT EQUITY FUND
STATEMENTS OF CHANGES IN NET ASSETS

                                                                              FOR THE YEAR        FOR THE YEAR
                                                                                 ENDED               ENDED
                                                                            AUGUST 31, 2003     AUGUST 31, 2002
                                                                            ---------------     ---------------
FROM OPERATIONS
  Net investment income                                                      $      3,330        $     31,327
  Net realized loss from investments                                           (1,593,661)         (3,325,266)
  Net change in unrealized appreciation (depreciation) from investments         1,995,917             (44,108)
                                                                             ------------        ------------

    Net increase (decrease) in net assets resulting from operations               405,586          (3,338,047)
                                                                             ------------        ------------
FROM DIVIDENDS AND DISTRIBUTIONS
  Dividends from net investment income
    Common Class Shares                                                            (7,948)             (7,183)
    Institutional Class Shares                                                         --             (15,296)
    Class A Shares                                                                   (478)               (428)
  Distributions from net realized gains
    Common Class Shares                                                                --              (9,471)
    Institutional Class Shares                                                         --             (11,113)
    Class A Shares                                                                     --                (564)
    Class B Shares                                                                     --                (222)
    Class C Shares                                                                     --                (225)
                                                                             ------------        ------------

    Net decrease in net assets resulting from dividends and distributions          (8,426)            (44,502)
                                                                             ------------        ------------
FROM CAPITAL SHARE TRANSACTIONS (Note 5)
  Proceeds from sale of shares                                                  7,762,808           8,147,181
  Reinvestment of dividends and distributions                                       7,117              43,919
  Net asset value of shares redeemed                                          (11,153,194)         (8,617,828)
                                                                             ------------        ------------

    Net decrease in net assets resulting from capital share transactions       (3,383,269)           (426,728)
                                                                             ------------        ------------
  Net decrease in net assets                                                   (2,986,109)         (3,809,277)

NET ASSETS
  Beginning of year                                                            11,966,733          15,776,010
                                                                             ------------        ------------

  End of year                                                                $  8,980,624        $ 11,966,733
                                                                             ============        ============

  Undistributed Net Investment Income                                        $      3,324        $      8,420
                                                                             ============        ============

                 See Accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
(For a Common Class Share of the Fund Outstanding Throughout Each Period)

                                                                         FOR THE YEAR ENDED AUGUST 31,
                                                    --------------------------------------------------------------------------
                                                       2003           2002             2001           2000            1999(1)
                                                    ----------     ----------       ----------     ----------       ----------
PER SHARE DATA
  Net asset value, beginning of period              $    10.66     $    13.39       $    19.13     $    20.11       $    15.95
                                                    ----------     ----------       ----------     ----------       ----------
INVESTMENT OPERATIONS
  Net investment income                                   0.01           0.01(2)          0.02           0.03(2)          0.02
  Net gain (loss) on investments
    (both realized and unrealized)                        0.76          (2.71)           (4.48)          4.76             4.16
                                                    ----------     ----------       ----------     ----------       ----------

      Total from investment operations                    0.77          (2.70)           (4.46)          4.79             4.18
                                                    ----------     ----------       ----------     ----------       ----------
LESS DIVIDENDS AND DISTRIBUTIONS
  Dividends from net investment income                   (0.01)         (0.01)           (0.03)         (0.07)           (0.02)
  Distributions from net realized gains                     --          (0.02)           (1.25)         (5.70)              --
                                                    ----------     ----------       ----------     ----------       ----------

      Total dividends and distributions                  (0.01)         (0.03)           (1.28)         (5.77)           (0.02)
                                                    ----------     ----------       ----------     ----------       ----------

NET ASSET VALUE, END OF PERIOD                      $    11.42     $    10.66       $    13.39     $    19.13       $    20.11
                                                    ==========     ==========       ==========     ==========       ==========

      Total return(3)                                     7.26%        (20.21)%         (24.68)%        33.42%           26.19%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s omitted)          $    5,653     $    4,545       $    7,696     $    2,758       $       95
    Ratio of expenses to average net assets(4)            1.25%          1.19%            1.22%          1.29%            1.29%(5)
    Ratio of net investment income to average
      net assets                                          0.17%          0.12%            0.09%          0.18%            0.17%(5)
    Decrease reflected in above operating expense
      ratios due to waivers/reimbursements                2.87%          2.24%            1.98%          1.83%            0.45%(5)
  Portfolio turnover rate                                  155%           122%             141%           235%             209%

----------
(1)  For the period October 30, 1998 (inception date) through August 31, 1999.

(2) Per share information is calculated using the average share outstanding method.

(3) Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the period shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

(4) Interest earned on uninvested cash balances is used to offset portions of the transfer agent expense. These arrangements had no effect on the fund's Common Class expense ratio.

(5)  Annualized.

                 See Accompanying Notes to Financial Statements.

(For a Class A Share of the Fund Outstanding Throughout Each Period)

                                                          FOR THE YEAR ENDED AUGUST 31,
                                                     ---------------------------------------
                                                        2003           2002         2001(1)
                                                     ---------      ---------      ---------
PER SHARE DATA
  Net asset value, beginning of period               $   10.67      $   13.39      $   14.19
                                                     ---------      ---------      ---------
INVESTMENT OPERATIONS
  Net investment income                                   0.01           0.01(2)        0.01
  Net gain (loss) on investments (both realized
    and unrealized)                                       0.77          (2.70)         (0.81)
                                                     ---------      ---------      ---------

      Total from investment operations                    0.78          (2.69)         (0.80)
                                                     ---------      ---------      ---------
LESS DIVIDENDS AND DISTRIBUTIONS
  Dividends from net investment income                   (0.01)         (0.01)            --
  Distributions from net realized gains                     --          (0.02)            --
                                                     ---------      ---------      ---------

      Total dividends and distributions                  (0.01)         (0.03)            --
                                                     ---------      ---------      ---------

NET ASSET VALUE, END OF PERIOD                       $   11.44      $   10.67      $   13.39
                                                     =========      =========      =========

      Total return(3)                                     7.28%        (20.13)%        (5.64)%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s omitted)           $   1,778      $     566      $      64
    Ratio of expenses to average net assets(4)            1.25%          1.19%          1.19%(5)
    Ratio of net investment income to average
      net assets                                          0.22%          0.09%          0.77%(5)
    Decrease reflected in above operating expense
      ratios due to waivers/reimbursements                2.90%          2.30%          6.44%(5)
  Portfolio turnover rate                                  155%           122%           141%

----------
(1)  For the period July 31, 2001 (inception date) through August 31, 2001.

(2) Per share information is calculated using the average share outstanding method.

(3) Total returns are historical and assume changes in share price, reinvestment of all dividends and distributions, and no sales charge. Had certain expenses not been reduced during the period shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

(4) Interest earned on uninvested cash balances is used to offset portions of the transfer agent expense. These arrangements had no effect on the fund's Class A expense ratio.

(5)  Annualized.

                 See Accompanying Notes to Financial Statements.

(For a Class B Share of the Fund Outstanding Throughout Each Period)

                                                          FOR THE YEAR ENDED AUGUST 31,
                                                     ---------------------------------------
                                                        2003           2002         2001(1)
                                                     ---------      ---------      ---------
PER SHARE DATA
  Net asset value, beginning of period               $   10.59      $   13.38      $   14.19
                                                     ---------      ---------      ---------
INVESTMENT OPERATIONS
  Net investment loss                                    (0.06)(2)      (0.06)(2)       0.00(3)
  Net gain (loss) on investments (both realized
    and unrealized)                                       0.74          (2.71)         (0.81)
                                                     ---------      ---------      ---------

      Total from investment operations                    0.68          (2.77)         (0.81)
                                                     ---------      ---------      ---------
LESS DISTRIBUTIONS
  Distributions from net realized gains                     --          (0.02)            --
                                                     ---------      ---------      ---------

NET ASSET VALUE, END OF PERIOD                       $   11.27      $   10.59      $   13.38
                                                     =========      =========      =========

      Total return(4)                                     6.42%        (20.75)%        (5.71)%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s omitted)           $   1,109      $     518      $       1
    Ratio of expenses to average net assets(5)            2.00%          1.94%          1.94%(6)
    Ratio of net investment loss to average
      net assets                                         (0.55)%        (0.67)%        (0.31)%(6)
    Decrease reflected in above operating expense
      ratios due to waivers/reimbursements                2.90%          2.25%          6.47%(6)
  Portfolio turnover rate                                  155%           122%           141%

----------
(1)  For the period July 31, 2001 (inception date) through August 31, 2001.

(2) Per share information is calculated using the average share outstanding method.

(3)  This amount represents less than $0.01 per share.

(4) Total returns are historical and assume changes in share price, reinvestment of all dividends and distributions, and no sales charge. Had certain expenses not been reduced during the period shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

(5) Interest earned on uninvested cash balances is used to offset portions of the transfer agent expense. These arrangements had no effect on the fund's Class B expense ratio.

(6)  Annualized.

                 See Accompanying Notes to Financial Statements.

(For a Class C Share of the Fund Outstanding Throughout Each Period)

                                                          FOR THE YEAR ENDED AUGUST 31,
                                                     ---------------------------------------
                                                        2003           2002         2001(1)
                                                     ---------      ---------      ---------
PER SHARE DATA
  Net asset value, beginning of period               $   10.56      $   13.39      $   14.19
                                                     ---------      ---------      ---------
INVESTMENT OPERATIONS
  Net investment loss                                    (0.06)(2)      (0.06)(2)       0.00(3)
  Net gain (loss) on investments (both realized
    and unrealized)                                       0.74          (2.75)         (0.80)
                                                     ---------      ---------      ---------

      Total from investment operations                    0.68          (2.81)         (0.80)
                                                     ---------      ---------      ---------
LESS DISTRIBUTIONS
  Distributions from net realized gains                     --          (0.02)            --
                                                     ---------      ---------      ---------

NET ASSET VALUE, END OF PERIOD                       $   11.24      $   10.56      $   13.39
                                                     =========      =========      =========

      Total return(4)                                     6.44%        (21.03)%        (5.64)%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s omitted)           $     441      $     271      $     102
    Ratio of expenses to average net assets(5)            2.00%          1.94%          1.94%(6)
    Ratio of net investment loss to average
      net assets                                         (0.55)%        (0.65)%        (0.25)%(6)
    Decrease reflected in above operating expense
      ratios due to waivers/reimbursements                2.90%          2.25%          6.43%(6)
  Portfolio turnover rate                                  155%           122%           141%

----------
(1)  For the period July 31, 2001 (inception date) through August 31, 2001.

(2) Per share information is calculated using the average share outstanding method.

(3)  This amount represents less than $0.01 per share.

(4) Total returns are historical and assume changes in share price, reinvestment of all dividends and distributions, and no sales charge. Had certain expenses not been reduced during the period shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

(5) Interest earned on uninvested cash balances is used to offset portions of the transfer agent expense. These arrangements had no effect on the fund's Class C expense ratio.

(6)  Annualized.

                 See Accompanying Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS
August 31, 2003

NOTE 1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

   Credit Suisse Select Equity Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a non-diversified, open-end management investment company. The Fund's investment objective is long-term capital appreciation. The Fund was incorporated under the laws of the State of Maryland on July 31, 1998.

   The Fund is authorized to offer six classes of shares: Common Class, Advisor Class, Institutional Class, Class A shares, Class B shares and Class C shares. The Fund currently offers Common Class, Class A shares, Class B shares and Class C shares. Effective December 12, 2001, the Fund closed the Common Class shares to new investors. Effective October 24, 2002, Institutional Class shares ceased operations. Each class of shares represents an equal pro rata interest in the Fund, except that they bear different expenses which reflect the differences in the range of services provided to them. Common Class shares of the Fund bear expenses paid pursuant to a distribution plan at an annual rate of 0.25% of the average daily net assets of the Fund's Common Class shares. Class A shares are sold with a front-end sales charge of up to 5.75% and bear expenses paid pursuant to a distribution plan at an annual rate of 0.25% of the average daily net assets of the Fund's Class A shares. Class B shares are sold subject to a contingent deferred sales charge which declines from 4.00% to zero depending on the period of time the shares are held and bear expenses paid pursuant to a distribution plan at an annual rate of 1.00% of the average daily net assets of the Fund's Class B shares. Class C shares are sold subject to a contingent deferred sales charge of 1.00% if redeemed within the first year of purchase and bear expenses paid pursuant to a distribution plan at an annual rate of 1.00% of the average daily net assets of the Fund's Class C shares. In addition, the Common Class, Class A shares, Class B shares and Class C shares bear co-administration fees.

   A) SECURITY VALUATION -- The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the "Exchange") on each day the Exchange is open for business. The Fund's equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the "Valuation Time"). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Securities and other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Board of Directors under procedures established by the Board of Directors in the absence of readily ascertainable market values. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that this method would not represent fair value.

   B) SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Certain expenses are class-specific expenses and vary by class. Income, expenses (excluding class-specific expenses) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of the outstanding shares of that class. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes.

   C) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income and distributions of net realized capital gains, if any, are declared and paid at least annually. However, to the extent that a net realized capital gain can be reduced by a capital loss carryforward, such gain will not be distributed. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America ("GAAP").

   D) FEDERAL INCOME TAXES -- No provision is made for federal taxes as it is the Fund's intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders, which will be sufficient to relieve it from federal income and excise taxes.

   E) USE OF ESTIMATES -- The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

   F) SHORT-TERM INVESTMENTS -- The Fund, together with other funds/portfolios advised by Credit Suisse Asset Management, LLC ("CSAM"), an indirect, wholly-owned subsidiary of Credit Suisse Group, pools available cash into either a short-term variable rate time deposit issued by State Street Bank and Trust Company ("SSB"), the Fund's custodian, or a money market fund advised by CSAM. The short-term time deposit issued by SSB is a variable rate account classified as a short-term investment.

   G) SECURITIES LENDING -- Loans of securities are required at all times to be secured by collateral at least equal to 102% of the market value of domestic securities on loan including any accrued interest thereon and 105% of the market value of foreign securities on loan including any accrued interest thereon. Cash collateral received by the Fund in connection with securities lending activity may be invested in a variety of investments, including certain CSAM-advised funds or the AIM Institutional Funds -- Liquid Asset Portfolio. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The Fund had no securities out on loan at August 31, 2003.

   Credit Suisse First Boston ("CSFB"), an affiliate of CSAM, has been engaged by the Fund to act as the Fund's securities lending agent. Prior to April 1, 2003, CSFB had agreed to charge the Fund fees for its securities lending activities equal to its costs in providing services as securities lending agent and had voluntarily waived such fees through March 31, 2003. Effective April 1, 2003, the Fund and CSFB entered into an arrangement to share the income earned from securities lending activities, whereby, generally, the Fund will receive 75% and CSFB will receive 25% of the income, in accordance with the provisions of the securities lending agency agreement. If CSFB should enter into a securities lending agency agreement with another comparable investment company client under which it will receive a smaller proportion of the fees, its fee agreement with the Fund shall be reduced to such lower fee amount. There was no income for the year ended August 31, 2003.

NOTE 2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

   CSAM serves as investment adviser for the Fund. For its investment advisory services, CSAM is entitled to receive a fee from the Fund at an annual rate of 0.75% of the Fund's average daily net assets. For the year ended August 31, 2003, investment advisory fees earned and voluntarily waived and expenses reimbursed were as follows:

                GROSS                        NET            EXPENSE
            ADVISORY FEE     WAIVER      ADVISORY FEE   REIMBURSEMENTS
            ------------   ----------    ------------   --------------
              $ 66,733     $ (66,733)         --          $ (189,267)

   During the period covered by this report, CSAM determined that the Fund's advisory contract had lapsed due to an administrative error. CSAM has taken all necessary steps to remedy this error, including obtaining Board of Directors and shareholder approval of retention or payment of fees paid or payable to CSAM during the period the contract had lapsed and approval of a new contract on the same terms as in the lapsed contract.

   Credit Suisse Asset Management Securities, Inc. ("CSAMSI"), an affiliate of CSAM, and SSB serve as co-administrators to the Fund.

   For its co-administrative services, CSAMSI currently receives a fee calculated at an annual rate of 0.05% of the Fund's average daily net assets. Prior to May 20, 2003, CSAMSI received a fee for Common Class shares calculated at an annual rate of 0.05% of the first $125 million in average daily net assets and 0.10% of the average daily net assets over $125 million, and with respect to Class A shares, Class B shares and Class C shares, received a fee calculated at an annual rate of 0.10% of the average daily net assets of such class. For the year ended August 31, 2003, co-administrative services fees earned by CSAMSI were as follows:

         CLASS                        CO-ADMINISTRATIVE SERVICES FEE
         -----                        ------------------------------
         Common Class                             $ 2,909
         Class A                                      905
         Class B                                      681
         Class C                                      290
                                                  -------
                                                  $ 4,785
                                                  =======

   For its co-administrative services, SSB receives a fee, exclusive of out-of-pocket expenses, based upon the following fee schedule calculated in total for all the Credit Suisse funds/portfolios co-administered by SSB and allocated based upon relative average net assets of each fund/portfolio subject to an annual minimum fee.

         AVERAGE DAILY NET ASSETS                     ANNUAL RATE
         ------------------------                     -----------
         First $5 billion                 0.050% of average daily net assets
         Next $5 billion                  0.035% of average daily net assets
         Over $10 billion                 0.020% of average daily net assets

   For the year ended August 31, 2003, co-administrative service fees earned by SSB (including out-of-pocket expenses) were $8,303.

   In addition to serving as the Fund's co-administrator, CSAMSI currently serves as distributor of the Fund's shares. Pursuant to distribution plans adopted by the Fund pursuant to Rule 12b-1 under the 1940 Act, CSAMSI receives fees for its distribution services. This fee is calculated at an annual rate of 0.25% of the average daily net assets of the Common Class and Class A shares. For Class B shares and Class C shares of the Fund, the fee is calculated at an annual rate of 1.00% of average daily net assets of the Class B shares and Class C shares of the Fund. For the year ended August 31, 2003, distribution fees earned by CSAMSI were as follows:

         CLASS                                     DISTRIBUTION FEE
         -----                                     ----------------
         Common Class                                  $ 14,546
         Class A                                          2,826
         Class B                                          8,302
         Class C                                          3,507
                                                       --------
                                                       $ 29,181
                                                       ========

   Certain brokers, dealers and financial representatives provide transfer agent related services to the Fund, and receive compensation from CSAM. CSAM is then reimbursed by the Fund. For the year ended August 31, 2003, the Fund reimbursed CSAM $13,436, which is included in the Fund's transfer agent expense.

   For the year ended August 31, 2003, CSAMSI and its affiliates advised the Fund that they retained $42,333 from commissions earned on the sale of the Fund's Class A shares.

   Merrill Corporation ("Merrill"), an affiliate of CSAM, has been engaged by the Fund to provide certain financial printing and fulfillment services. For the year ended August 31, 2003, Merrill was paid $23,528 for its services to the Fund.

NOTE 3. LINE OF CREDIT

   The Fund, together with other funds/portfolios advised by CSAM (collectively, the "Participating Funds"), participate in a $100 million committed, unsecured line of credit facility ("Credit Facility") for temporary or emergency purposes with Deutsche Bank, A.G. as administrative agent and syndication agent and SSB as operations agent. Under the terms of the Credit Facility, the Participating Funds pay an aggregate commitment fee at a rate of 0.10% per annum on the average unused amount of the Credit Facility, which is allocated among the Participating Funds in such manner as is determined by the governing Boards of the Participating Funds. In addition, the Participating Funds pay interest on borrowings at the Federal Funds rate plus 0.50%. At August 31, 2003, the Fund had no loans outstanding under the Credit Facility. During the year ended August 31, 2003, the Fund had borrowings under the Credit Facility as follows:

           AVERAGE DAILY        WEIGHTED AVERAGE            MAXIMUM DAILY
           LOAN BALANCE          INTEREST RATE %          LOAN OUTSTANDING
           -------------        ----------------          ----------------
            $ 1,124,267               2.148%                 $ 2,678,000

NOTE 4. PURCHASES AND SALES OF SECURITIES

   For the year ended August 31, 2003, purchases and sales of investment securities (excluding short-term investments) were $13,345,764 and $16,971,938, respectively.

NOTE 5. CAPITAL SHARE TRANSACTIONS

   The Fund is authorized to issue six billion full and fractional shares of capital stock, $.001 par value per share. Transactions in capital shares for each class were as follows:

                                                              COMMON CLASS
                                      ------------------------------------------------------------
                                                           FOR THE YEAR ENDED
                                      ------------------------------------------------------------
                                             AUGUST 31, 2003                 AUGUST 31, 2002
                                      ----------------------------    ----------------------------
                                         SHARES          VALUE           SHARES          VALUE
                                      ------------    ------------    ------------    ------------
Shares sold                                534,199    $  5,477,164          85,746    $  1,082,329
Shares issued in reinvestment
  of dividends and distributions               625           6,672           1,174          16,076
Shares redeemed                           (466,046)     (4,865,972)       (235,386)     (2,999,800)
                                      ------------    ------------    ------------    ------------
Net increase (decrease)                     68,778    $    617,864        (148,466)   $ (1,901,395)
                                      ============    ============    ============    ============

                                                         INSTITUTIONAL CLASS(1)
                                      ------------------------------------------------------------
                                                           FOR THE YEAR ENDED
                                      ------------------------------------------------------------
                                             AUGUST 31, 2003                 AUGUST 31, 2002
                                      ----------------------------    ----------------------------
                                         SHARES          VALUE           SHARES          VALUE
                                      ------------    ------------    ------------    ------------
Shares sold                                     --    $         --         375,867    $  5,037,733
Shares issued in reinvestment
  of dividends and distributions                --              --           1,914          26,409
Shares redeemed                           (563,589)     (5,729,876)       (400,481)     (5,137,634)
                                      ------------    ------------    ------------    ------------
Net decrease                              (563,589)   $ (5,729,876)        (22,700)   $    (73,492)
                                      ============    ============    ============    ============

                                                                CLASS A
                                      ------------------------------------------------------------
                                                           FOR THE YEAR ENDED
                                      ------------------------------------------------------------
                                             AUGUST 31, 2003                 AUGUST 31, 2002
                                      ----------------------------    ----------------------------
                                         SHARES          VALUE           SHARES           VALUE
                                      ------------    ------------    ------------    ------------
Shares sold                                125,379    $  1,315,660          59,162    $    743,751
Shares issued in reinvestment
  of dividends and distributions                42             445              72             989
Shares redeemed                            (22,988)       (249,452)        (11,041)       (124,324)
                                      ------------    ------------    ------------    ------------
Net increase                               102,433    $  1,066,653          48,193    $    620,416
                                      ============    ============    ============    ============

                                                                CLASS B
                                      ------------------------------------------------------------
                                                           FOR THE YEAR ENDED
                                      ------------------------------------------------------------
                                             AUGUST 31, 2003                 AUGUST 31, 2002
                                      ----------------------------    ----------------------------
                                         SHARES          VALUE           SHARES           VALUE
                                      ------------    ------------    ------------    ------------
Shares sold                                 59,253    $    615,956          64,478    $    841,625
Shares issued in reinvestment
  of distributions                              --              --              16             221
Shares redeemed                             (9,793)        (99,045)        (15,677)       (165,046)
                                      ------------    ------------    ------------    ------------
Net increase                                49,460    $    516,911          48,817    $    676,800
                                      ============    ============    ============    ============

                                                                CLASS C
                                      ------------------------------------------------------------
                                                           FOR THE YEAR ENDED
                                      ------------------------------------------------------------
                                             AUGUST 31, 2003                 AUGUST 31, 2002
                                      ----------------------------    ----------------------------
                                         SHARES          VALUE           SHARES           VALUE
                                      ------------    ------------    ------------    ------------
Shares sold                                 33,087    $    354,028          33,878    $    441,743
Shares issued in reinvestment
  of distributions                              --              --              16             224
Shares redeemed                            (19,507)       (208,849)        (15,825)       (191,024)
                                      ------------    ------------    ------------    ------------
Net increase                                13,580    $    145,179          18,069    $    250,943
                                      ============    ============    ============    ============

----------
(1) Effective October 24, 2002, the Institutional Class shares ceased operations.

   On August 31, 2003, the number of shareholders that held 5% or more of the outstanding shares of each class of the Fund was as follows:

                                    NUMBER OF       APPROXIMATE PERCENTAGE
           CLASS                  SHAREHOLDERS       OF OUTSTANDING SHARES
           -----                  ------------      ----------------------
           Common Class                 1                     41%
           Class A                      5                     52%
           Class B                      4                     48%
           Class C                      1                     64%

   Some of the shareholders are omnibus accounts, which hold shares on behalf of several individual shareholders.

NOTE 6. FEDERAL INCOME TAXES

   Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments of losses deferred due to wash sales and Post-October losses.

   The tax characteristics of dividends and distributions paid during the year ended August 31, 2003 and 2002 for the Fund were as follows:

                  ORDINARY INCOME          LONG-TERM CAPITAL GAIN
              -----------------------      -----------------------
                 2003         2002            2003          2002
              ----------   ----------      ----------   ----------
              $    8,426   $   22,907      $       --   $   21,595

   At August 31, 2003, the components of distributable earnings on a tax basis for the Fund were as follows:

          Undistributed ordinary income          $      3,324
          Accumulated net realized loss            (8,020,017)
          Unrealized appreciation                     474,557
          Undistributed Capital--Other               (951,707)
                                                 ------------
                                                 $ (8,493,843)
                                                 ============

   At August 31, 2003, the Fund had capital loss carryforwards available to offset possible future capital gains as follows:

                             EXPIRES AUGUST 31,
              ----------------------------------------------------
                  2007               2010                2011
              ------------      --------------      --------------
              $  (438,300)      $  (4,447,649)      $  (3,134,068)

   Under current tax law, certain capital losses realized after October 31 within a taxable year may be deferred and treated as occurring on the first day of the following tax year. The Fund will be unable to realize the benefit from these losses if it cannot realize gains on investments prior to the expiration of the loss carryforwards. For the tax year ended August 31, 2003, the Fund elected to defer net losses arising between November 1, 2002 and August 31, 2003 of $951,707.

   At August 31, 2003, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation (depreciation) from investments were $8,257,381, $548,241, $(73,684) and $474,557, respectively.

REPORT OF INDEPENDENT AUDITORS

To the Board of Directors and Shareholders of Credit Suisse Select Equity Fund, Inc.:

   In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Credit Suisse Select Equity Fund, Inc. (the "Fund") at August 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the years (or periods) presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2003 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
October 29, 2003

SHAREHOLDER MEETING RESULTS (UNAUDITED)

   A special meeting of shareholders of the Credit Suisse Select Equity Fund (the "Fund") was held at 466 Lexington Avenue, 16th Floor, New York, NY 10017 on April 11, 2003. The following matters were voted upon by the shareholders of the Fund and the results are presented below. Shares delivered not voted are included on the total for the proposals. All proposals were approved.

1. To Elect the Following Nominees as Directors:

                                               FOR             WITHHELD
                                           -----------       ------------
               Richard H. Francis            664,993            6,042
               Jack W. Fritz                 664,993            6,042
               Joseph D. Gallagher           664,883            6,152
               Jeffrey E. Garten             664,883            6,152
               Peter F. Krogh                664,883            6,152
               James S. Pasman, Jr.          664,883            6,152
               Steven N. Rappaport           664,993            6,042
               William W. Priest             664,993            6,042

               Total Eligible Shares         804,858
               Total Shares Voted            671,035
               % of Shares Voted               83.37%

2-A. To Approve a New Investment Advisory Agreement:

                                         % OF TOTAL SHARES      % OF TOTAL
                              SHARES        OUTSTANDING        SHARES VOTED
                            ----------   -----------------     ------------
          For                  662,738         82.34%             98.76%
          Against                4,217          0.52%              0.63%
          Abstain                4,080          0.51%              0.61%

2-B. To Approve the Retention or Payment of Fees Paid or Payable to CSAM:

                                         % OF TOTAL SHARES      % OF TOTAL
                              SHARES        OUTSTANDING        SHARES VOTED
                            ----------   -----------------     ------------
          For                  657,607         81.71%             98.00%
          Against                8,598          1.07%              1.28%
          Abstain                4,830          0.60%              0.72%

3-A. To Modify the Fundamental Investment Restriction on Borrowing Money:

                                         % OF TOTAL SHARES      % OF TOTAL
                              SHARES        OUTSTANDING        SHARES VOTED
                            ----------   -----------------     ------------
          For                  447,768         55.63%             66.73%
          Against                5,179          0.64%              0.77%
          Abstain                4,315          0.54%              0.64%
          Broker Non-Votes     213,773         26.56%             31.86%

3-B. To Modify the Fundamental Investment Restriction on Lending:

                                         % OF TOTAL SHARES      % OF TOTAL
                              SHARES        OUTSTANDING        SHARES VOTED
                            ----------   -----------------     ------------
          For                  446,062         55.42%             66.47%
          Against                8,161          1.01%              1.22%
          Abstain                3,039          0.38%              0.45%
          Broker Non-Votes     213,773         26.56%             31.86%

3-C. To Modify the Fundamental Investment Restriction on Real Estate
Investments:

                                         % OF TOTAL SHARES      % OF TOTAL
                              SHARES        OUTSTANDING        SHARES VOTED
                            ----------   -----------------     ------------
          For                  449,412         55.84%             66.97%
          Against                4,038          0.50%              0.60%
          Abstain                3,812          0.47%              0.57%
          Broker Non-Votes     213,773         26.56%             31.86%

3-D. To Remove the Fundamental Investment Restriction on Pledging Assets:

                                         % OF TOTAL SHARES      % OF TOTAL
                              SHARES        OUTSTANDING        SHARES VOTED
                            ----------   -----------------     ------------
          For                  430,073         53.44%             64.09%
          Against               22,783          2.83%              3.39%
          Abstain                4,406          0.55%              0.66%
          Broker Non-Votes     213,773         26.56%             31.86%

4. To Change the Fund's Investment Objective from Fundamental to
Non-Fundamental:

                                         % OF TOTAL SHARES      % OF TOTAL
                              SHARES        OUTSTANDING        SHARES VOTED
                            ----------   -----------------     ------------
          For                  446,442         55.47%            66.53%
          Against                6,485          0.81%             0.97%
          Abstain                4,335          0.54%             0.64%
          Broker Non-Votes     213,773         26.56%            31.86%

5-A. To Amend the Organizational Documents to Allow Involuntary Redemptions:

                                         % OF TOTAL SHARES      % OF TOTAL
                              SHARES        OUTSTANDING        SHARES VOTED
                            ----------   -----------------     ------------
          For                  445,299         55.33%            66.36%
          Against                8,123          1.01%             1.21%
          Abstain                3,841          0.48%             0.57%
          Broker Non-Votes     213,773         26.56%            31.86%

CREDIT SUISSE SELECT EQUITY FUND
INFORMATION CONCERNING DIRECTORS AND OFFICERS (UNAUDITED)

                                                  TERM                                NUMBER OF
                                                  OF OFFICE(1)                        PORTFOLIOS IN
                                                  AND                                 FUND
                                    POSITION(S)   LENGTH        PRINCIPAL             COMPLEX        OTHER
NAME, ADDRESS AND                   HELD WITH     OF TIME       OCCUPATION(S) DURING  OVERSEEN BY    DIRECTORSHIPS
DATE OF BIRTH                       FUND          SERVED        PAST FIVE YEARS       DIRECTOR       HELD BY DIRECTOR
-----------------                   -----------   ------------  --------------------  -------------  ----------------
INDEPENDENT DIRECTORS

Richard H. Francis                  Director,     Since 1999    Currently retired     44             None
c/o Credit Suisse Asset             Nominating
Management, LLC                     and Audit
466 Lexington Avenue                Committee
New York, New York                  Member
10017-3140

Date of Birth: 04/23/32

Jack W. Fritz                       Director,     Since Fund    Private investor;     43             Director of Advo, Inc.
2425 North Fish Creek Road          Nominating    Inception     Consultant and                       (direct mail
P.O. Box 1287                       and Audit                   Director of Fritz                    advertising)
Wilson, Wyoming 83014               Committee                   Broadcasting, Inc.
                                    Member                      and Fritz
Date of Birth: 04/22/27                                         Communications
                                                                (developers and
                                                                operators of radio
                                                                stations) (1987 -
                                                                present)

Jeffrey E. Garten                   Director,     Since Fund    Dean of Yale School   43             Director of Aetna,
Box 208200                          Nominating    Inception     of Management and                    Inc.; Director of
New Haven, Connecticut              and Audit                   William S. Beinecke                  Calpine Corporation;
06520-8200                          Committee                   Professor in the                     Director of CarMax
                                    Member                      Practice of                          Group (used car
Date of Birth: 10/29/46                                         International Trade                  dealers)
                                                                and Finance
                                                                (11/95 - present)

----------
(1) Each Director and Officer serves until his or her respective successor has been duly elected and qualified.

                                                  TERM                                NUMBER OF
                                                  OF OFFICE(1)                        PORTFOLIOS IN
                                                  AND                                 FUND
                                    POSITION(S)   LENGTH        PRINCIPAL             COMPLEX        OTHER
NAME, ADDRESS AND                   HELD WITH     OF TIME       OCCUPATION(S) DURING  OVERSEEN BY    DIRECTORSHIPS
DATE OF BIRTH                       FUND          SERVED        PAST FIVE YEARS       DIRECTOR       HELD BY DIRECTOR
-----------------                   -----------   ------------  --------------------  -------------  ----------------
INDEPENDENT DIRECTORS--(CONTINUED)

Peter F. Krogh                      Director,     Since 2001    Dean Emeritus and     43             Director of The
301 ICC                             Nominating                  Distinguished                        Carlisle Companies Inc.
Georgetown University               and Audit                   Professor of                         (diversified
Washington, DC 20057                Committee                   International                        manufacturing company);
                                    Member                      Affairs at the                       Member of Selection
Date of Birth: 02/11/37                                         Edmund A. Walsh                      Committee for Truman
                                                                School of Foreign                    Scholars and Henry Luce
                                                                Service, Georgetown                  Scholars; Senior
                                                                University (6/95 -                   Associate of Center for
                                                                present); Moderator                  Strategic and
                                                                of PBS foreign                       International Studies;
                                                                affairs television                   Director of numerous
                                                                series (1988 - 2000)                 world affairs
                                                                                                     organizations

James S. Pasman, Jr.                Director,     Since 1999    Currently retired     45             Director of Education
c/o Credit Suisse Asset             Nominating                                                       Management Corp.
Management, LLC                     and Audit
466 Lexington Avenue                Committee
New York, New York                  Member
10017-3140

Date of Birth: 12/20/30

Steven N. Rappaport                 Director,     Since 1999    Partner of Leigh      45             None
Lehigh Court, LLC                   Nominating                  Court, LLC and RZ
40 East 52nd Street                 Committee                   Capital (private
New York, New York                  Member and                  investment firms)
10022                               Audit                       (7/02 - present);
                                    Committee                   Consultant to
Date of Birth: 07/10/48             Chairman                    SunGard Securities
                                                                Finance, Inc. from
                                                                February 2002 to
                                                                July 2002; President
                                                                of SunGard
                                                                Securities Finance,
                                                                Inc. from 2001 to
                                                                February 2002;
                                                                President of Loanet,
                                                                Inc. (on-line
                                                                accounting service)
                                                                from 1997 to 2001

                                                  TERM                                NUMBER OF
                                                  OF OFFICE(1)                        PORTFOLIOS IN
                                                  AND                                 FUND
                                    POSITION(S)   LENGTH        PRINCIPAL             COMPLEX        OTHER
NAME, ADDRESS AND                   HELD WITH     OF TIME       OCCUPATION(S) DURING  OVERSEEN BY    DIRECTORSHIPS
DATE OF BIRTH                       FUND          SERVED        PAST FIVE YEARS       DIRECTOR       HELD BY DIRECTOR
-----------------                   -----------   ------------  --------------------  -------------  ----------------
INTERESTED DIRECTORS

Joseph D. Gallagher(2)              Director,     Since 2003    Managing Director     46             None
Credit Suisse Asset                 Chairman of                 and Chief Executive
Management, LLC                     the Board                   Officer of CSAM
466 Lexington Avenue                and Chief                   since 2003; Chief
New York, New York                  Executive                   Executive Officer
10017-3140                          Officer                     and Director of
                                                                Credit Suisse Asset
Date of Birth: 12/14/62                                         Management Limited,
                                                                London, England,
                                                                from June 2000 to
                                                                2003; Director of
                                                                Credit Suisse Asset
                                                                Management Funds
                                                                (UK) Limited,
                                                                London, England,
                                                                from June 2000 to
                                                                2003; Managing
                                                                Director, Head --
                                                                Asian Corporate
                                                                Finance and M&A's,
                                                                Credit Suisse First
                                                                Boston, Hong Kong,
                                                                China, from
                                                                January 1998 to May
                                                                1999

William W. Priest(3)                Director      Since 1999    Co-Managing Partner,  50             None
Steinberg Priest & Sloane                                       Steinberg Priest &
Capital Management                                              Sloane Capital
12 East 49th Street                                             Management since
12th Floor                                                      March 2001; Chairman
New York, New York                                              and Managing
10017                                                           Director of CSAM
                                                                from 2000 to
Date of Birth: 09/24/41                                         February 2001, Chief
                                                                Executive Officer
                                                                and Managing
                                                                Director of CSAM
                                                                from 1990 to 2000

----------
(2) Mr. Gallagher is a Director who is an "interested person" of the Fund as defined in the 1940 Act, because he is an officer of CSAM.

(3) Mr. Priest is a Director who is an "interested person" of the Fund as defined in the 1940 Act, because he provided consulting services to CSAM within the last two years (ending 12/31/02).

                                             TERM
                                             OF OFFICE(1)
                                             AND
                            POSITION(S)      LENGTH
NAME, ADDRESS AND           HELD WITH        OF TIME
DATE OF BIRTH               FUND             SERVED        PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS
-----------------           -----------      ------------  ----------------------------------------------
OFFICERS

Hal Liebes                  Vice President   Since 1999    Managing Director and Global General Counsel of
Credit Suisse Asset         and Secretary                  CSAM; Associated with CSAM since 1997; Officer
Management, LLC                                            of other Credit Suisse Funds
466 Lexington Avenue
New York, New York
10017-3140

Date of Birth: 07/06/64

Michael A. Pignataro        Chief            Since 1999    Director and Director of Fund Administration of
Credit Suisse Asset         Financial                      CSAM; Associated with CSAM since 1984; Officer
Management, LLC             Officer and                    of other Credit Suisse Funds
466 Lexington Avenue        Treasurer
New York, New York
10017-3140

Date of Birth: 11/15/59

Gregory N. Bressler         Assistant        Since 2000    Director and Deputy General Counsel of CSAM;
Credit Suisse Asset         Secretary                      Associated with CSAM since January 2000;
Management, LLC                                            Associated with the law firm of Swidler Berlin
466 Lexington Avenue                                       Shereff Friedman LLP from 1996 to 2000; Officer
New York, New York                                         of other Credit Suisse Funds
10017-3140

Date of Birth: 11/17/66

Rocco A. Del Guercio        Assistant        Since 1999    Vice President and Administrative Officer of
Credit Suisse Asset         Treasurer                      CSAM; Associated with CSAM since June 1996;
Management, LLC                                            Officer of other Credit Suisse Funds
466 Lexington Avenue
New York, New York
10017-3140

Date of Birth: 04/28/63

Joseph Parascondola         Assistant        Since 2000    Assistant Vice President of CSAM; Associated
Credit Suisse Asset         Treasurer                      with CSAM since April 2000; Assistant Vice
Management, LLC                                            President, Deutsche Asset Management from
466 Lexington Avenue                                       January 1999 to April 2000; Assistant Vice
New York, New York                                         President, Weiss, Peck & Greer LLC from
10017-3140                                                 November 1995 to December 1998; Officer of
                                                           other Credit Suisse Funds
Date of Birth: 06/05/63

                                             TERM
                                             OF OFFICE(1)
                                             AND
                            POSITION(S)      LENGTH
NAME, ADDRESS AND           HELD WITH        OF TIME
DATE OF BIRTH               FUND             SERVED        PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS
-----------------           -----------      ------------  ----------------------------------------------
OFFICERS--(CONTINUED)

Robert M. Rizza             Assistant        Since         Assistant Vice President of CSAM, since January
Credit Suisse Asset         Treasurer        2002          2001; Associated with CSAM since 1998; Officer
Management, LLC                                            of other Credit Suisse Funds
466 Lexington Avenue
New York, New York
10017-3140

Date of Birth: 12/09/65

   The Statement of Additional Information includes additional information about the Directors and is available, without charge, upon request, by calling 800-927-2874.

TAX INFORMATION LETTER
August 31, 2003

IMPORTANT TAX INFORMATION FOR CORPORATE SHAREHOLDERS (UNAUDITED)

   Corporate shareholders should note for the year ended August 31, 2003, the percentage of the Fund's investment income (i.e., net investment income plus short-term capital gains) that qualified for the intercorporate dividends received deduction is 100.00%.

   For the fiscal year ended August 31, 2003 certain dividends paid by Select Equity Fund may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. Complete information will be reported in conjunction with your 2003 Form 1099-DIV.

P.O. BOX 55030, BOSTON, MA 02205-5030      [CREDIT SUISSE ASSET MANAGEMENT LOGO]
800-927-2874 - www.csam-americas.com

CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR.       WPSEQ-2-0803

ITEM 2. CODE OF ETHICS.
The registrant has adopted a code of ethics applicable to its Chief Executive Officer, President, Chief Financial Officer and Chief Accounting Officer, or persons performing similar functions. A copy of the code is filed as Exhibit 10(a)(1) to this Form. There were no amendments to the code during the fiscal year ended August 31, 2003. There were no waivers or implicit waivers from the code granted by the registrant during the fiscal year ended August 31, 2003.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
The registrant's governing board has determined that it has three audit committee financial experts serving on its audit committee: Richard H. Francis, James S. Pasman, Jr., and Steven N. Rappaport. Each audit committee financial expert is "independent" for purposes of this item.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Form N-CSR disclosure requirement is not yet effective with respect to the Registrant.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable to the Registrant.

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable to the Registrant.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES.

(a) As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b) There were no changes in registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's second fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 10. EXHIBITS.

(a)(1) The registrant's code of ethics is an exhibit to this report.

(a)(2) The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

(b) The certifications of the registrant as required by Rule 30a-2(b) under the Act are an exhibit to this report.

                                   SIGNATURES

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

          CREDIT SUISSE SELECT EQUITY FUND, INC.

          /s/ Joseph D. Gallagher
          -----------------------
          Name:  Joseph D. Gallagher
          Title: Chief Executive Officer
          Date:  November 10, 2003


          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

          /s/ Joseph D. Gallagher
          -----------------------
          Name:  Joseph D. Gallagher
          Title: Chief Executive Officer
          Date:  November 10, 2003


          /s/ Michael A. Pignataro
          ------------------------
          Name:  Michael A. Pignataro
          Title: Chief Financial Officer
          Date:  November 10, 2003